Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Segment
Beginning in fiscal 2027 the Company realigned its organizational structure from a solution-based presentation to a reporting model by geography, with the following three reportable segments: (i) Americas, (ii) Europe, Middle East and Africa (“EMEA”), and (iii) Asia Pacific (“APAC”). Through these reportable segments Korn Ferry delivers services through three Solution groups: (i) Search (Executive Search and Professional Search), (ii) Talent & Organizational Solutions (Consulting and Digital), and (iii) Workforce Solutions (Recruitment Process Outsourcing and Interim). These solutions reflect the breadth of the Company's expertise and allow the Company to develop deep specialization, build proprietary insight and innovate within our areas of focus. They are further strengthened by industry, functional and regional expertise that gives Korn Ferry a practical understanding of the market dynamics, leadership challenges, workforce trends and competitive forces shaping organizations around the world. Centralized corporate functions help connect expertise, intelligence and delivery across the firm, driving alignment, connectivity and scale. The Company believes this realigned structure better reflects how work is delivered across the firm, aligns more closely with how clients buy Korn Ferry services and supports the Company’s We Are Korn Ferry operating model. In addition to this Note, the following were recast to reflect the realignment into three reportable segments: “Note 7 Fee Revenue,” “Note 10 Property and Equipment, Net,” “Note 12 Segments,” “Note 13 Restructuring Charges, Net,” Note 14 Goodwill and Intangible Assets,” and “Note 16 Acquisition”.

Basis of Consolidation and Presentation
Basis of Consolidation and Presentation
The consolidated financial statements include the accounts of the Company and its wholly and majority owned/controlled domestic and international subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The preparation of the consolidated financial statements conforms with United States (“U.S.”) generally accepted accounting principles (“GAAP”) and prevailing practice within the Company's industry.
The Company has control of a Mexican subsidiary and consolidates the operations of this subsidiary. Noncontrolling interest, which represents the Mexican partners’ 51% interest in the Mexican subsidiary, is reflected on the Company’s consolidated financial statements.
The Company considers events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures.

Use of Estimates and Uncertainties
Use of Estimates and Uncertainties
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could materially differ from these estimates, and changes in estimates are reported in current operations as new information is learned or upon the amounts becoming fixed or determinable.

Revenue Recognition
Revenue Recognition
Substantially all fee revenue is derived from 1) Talent & Organizational Solutions, either stand-alone or as part of a solution, 2) Search engagements performed on a retained basis and 3) Workforce Solutions on an interim basis or high-volume outsourced hiring.
Revenue is recognized when control of the goods and services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. Revenue contracts with customers are evaluated based on the five-step model outlined in Accounting Standards Codification (“ASC”) 606 (“ASC 606”), Revenue from Contracts with Customers: (1) identify the contract with a customer; (2) identify the performance obligation(s) in the contract; (3) determine the transaction price; (4) allocate the transaction price to the separate performance obligation(s); and (5) recognize revenue when (or as) each performance obligation is satisfied.
Talent & Organizational Solutions fee revenue generated from consulting is primarily recognized as services are rendered, measured by total hours incurred as a percentage of the total estimated hours at completion. It is possible that as services are continued to be delivered, updated estimates for consulting engagements may vary from initial estimates with such updates being recognized in the period of determination. Depending on the timing of billings and services rendered, the Company accrues or defers fee revenue as appropriate.
Talent & Organizational Solutions fee revenue is also generated from intellectual property (“IP”)-based software products that enable large-scale talent programs for pay, talent development, engagement, and assessment and are consumed directly by an end user or indirectly through a consulting engagement. Fee revenue is recognized as services are delivered and the Company has a legally enforceable right to payment. Fee revenue also comes from subscriptions and licenses of the Company's products, which are recognized over the term of the contract.
Fee revenue from Search is generally one-third of the estimated first-year cash compensation of the placed candidate, plus a percentage of the fee to cover indirect engagement-related expenses. In addition to the retainer, an uptick fee is billed when the actual compensation awarded by the client for a placement is higher than the estimated compensation. In the aggregate, upticks have been a relatively consistent percentage of the original estimated fee; therefore, the Company estimates upticks using the expected value method based on historical data on a portfolio basis. In a standard search engagement, there is one performance obligation, which is the promise to undertake a search. The Company generally recognizes such fee revenue over the course of a search and when it is legally entitled to payment as outlined in the billing terms of the contract. Any fee revenues associated with services that are provided on a contingent basis are recognized once the contingency is resolved, as this is when control is transferred to the customer. These assumptions determine the timing of revenue recognition for the reported period.
Workforce Solutions offers recruitment services for interim roles or high-volume outsourced hiring. Interim roles are short-term in duration, generally averaging about 9 to 10 months. Generally, each interim role is a separate performance obligation. The Company recognizes fee revenue over the duration that the interim resources’ services are provided which also aligns to the contracted invoicing plan and enforceable right to payment. High-volume outsourced hiring fee revenue is generated through two distinct phases: 1) the implementation phase and 2) the post-implementation recruitment phase. The fees associated with the implementation phase are recognized over the period that the related implementation services are provided. The post-implementation recruitment phase represents end-to-end recruiting services to clients for which there are both fixed and variable fees, which are recognized over the period that the related recruiting services are performed.
Reimbursements	Reimbursements The Company incurs certain out-of-pocket expenses that are reimbursed by its clients, which are accounted for as revenue in the consolidated statements of income.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
An allowance is established for doubtful accounts by taking a charge to general and administrative expenses. The Company’s expected credit loss allowance methodology for accounts receivable is developed using historical collection experience, current and future economic and market conditions and a review of the current status of customers’ trade accounts receivable. Due to the short-term nature of such receivables, the estimate of the amount of accounts receivable that may not be collected is primarily based on historical loss-rate experience. When required, the Company adjusts the loss-rate methodology to account for current conditions and reasonable and supportable expectations of future economic and market conditions. The Company generally assesses future economic conditions for a period of sixty to ninety days, which corresponds with the contractual life of its accounts receivable. After the Company exhausts its collection efforts, the amount of the allowance is reduced for balances written off as uncollectible.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. As of April 30, 2026 and 2025, the Company’s investments in cash equivalents consisted of money market funds and as of April 30, 2025 also consisted of commercial paper with initial maturity of less than 90 days for which market prices are readily available. The Company maintains its cash and cash equivalents in bank accounts that exceed federally insured FDIC limits. The Company has not experienced any losses in such accounts.

Marketable Securities
Marketable Securities
The Company currently has investments in marketable securities and mutual funds that are classified as either equity securities or available-for-sale debt securities. The classification of the investments in these marketable securities and mutual funds is assessed upon purchase and reassessed at each reporting period. These investments are recorded at fair value and are classified as marketable securities in the accompanying consolidated balance sheets. The investments that the Company may sell within the next 12 months are carried as current assets.
The Company invests in mutual funds (for which market prices are readily available) that are held in trust to satisfy obligations under the Company’s deferred compensation plans. Such investments are classified as equity securities and mirror the employees’ investment elections in their deemed accounts in the Executive Capital Accumulation Plan and similar plans in Asia Pacific and Canada (collectively, “ECAP”) from a pre-determined set of securities. Realized gains (losses) on marketable securities are determined by specific identification. Interest is recognized on an accrual basis; dividends are recorded as earned on the ex-dividend date. Interest, dividend income and the changes in fair value in marketable securities are recorded in the accompanying consolidated statements of income in other income, net.
The Company also invests cash in excess of its daily operating requirements and capital needs primarily in marketable fixed income (debt) securities in accordance with the Company’s investment policy, which restricts the type of investments that can be made. The Company’s investment portfolio includes commercial paper, corporate notes/bonds and U.S. Treasury and Agency securities. These marketable fixed income (debt) securities are classified as available-for-sale securities based on management’s decision, at the date such securities are acquired, not to hold these securities to maturity or actively trade them. The Company carries these marketable debt securities at fair value based on the market prices for these marketable debt securities or similar debt securities whose prices are readily available. The changes in fair values, net of applicable taxes, are recorded as unrealized gains or losses as a component of comprehensive income unless the change is due to credit loss. A credit loss is recorded in the consolidated statements of income in other income, net; any amount in excess of the credit loss is recorded as unrealized losses as a component of comprehensive income. Generally, the amount of the loss is the difference between the cost or amortized cost and its then current fair value; a credit loss is the difference between the discounted expected future cash flows to be collected from the debt security and the cost or amortized cost of the debt security. During fiscal 2026, 2025 and 2024, no amount was recognized as a credit loss for the Company’s available-for-sale debt securities.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is the price the Company would receive to sell an asset or transfer a liability (exit price) in an orderly transaction between market participants. For those assets and liabilities recorded or disclosed at fair value, the Company determines the fair value based upon the quoted market price, if available. If a quoted market price is not available for identical assets, the fair value is based upon the quoted market price of similar assets. The fair values are assigned a level within the fair value hierarchy as defined below:
▪Level 1: Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
▪Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
▪Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
As of April 30, 2026 and 2025, the Company held certain assets that are required to be measured at fair value on a recurring basis. These included cash equivalents, accounts receivable, marketable securities and foreign currency forward contracts. The carrying amount of cash equivalents and accounts receivable approximates fair value due to the short-term maturity of these instruments. The fair values of marketable securities classified as equity securities are obtained from quoted market prices, and the fair values of marketable securities classified as available-for-sale and foreign currency forward contracts are obtained from a third party, which are based on quoted prices or market prices for similar assets and financial instruments.
Foreign Currency Forward Contracts Not Designated as Hedges
Foreign Currency Forward Contracts Not Designated as Hedges
The Company has established a program that primarily utilizes foreign currency forward contracts to offset the risks associated with the effects of certain foreign currency exposures primarily originating from intercompany balances due to cross border work performed in the ordinary course of business. These foreign currency forward contracts are neither used for trading purposes nor are they designated as hedging instruments pursuant to ASC 815, Derivatives and Hedging. Accordingly, the fair value of these contracts is recorded as of the end of the reporting period in the accompanying consolidated balance sheets, while the change in fair value is recorded in the accompanying consolidated statements of income.

Business Acquisitions
Business Acquisitions
Business acquisitions are accounted for under the acquisition method. The acquisition method requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity, and recognize and measure goodwill or a gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Identifiable assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over the amounts recognized is recorded as goodwill, or if the fair value of the assets acquired exceeds the purchase price consideration, a bargain purchase gain is recorded. Among other things, goodwill arises because the purchase prices for businesses acquired reflect a number of factors including the future earnings and cash flow potential of the businesses, the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers, the competitive nature of the processes by which the Company acquired the businesses, avoidance of the time and costs which would be required (and the associated risks that would be encountered) to enhance the Company's existing product offerings to key target markets and enter into new and profitable businesses and the complementary strategic fit and resulting synergies these businesses bring to existing operations. Adjustments to fair value assessments that existed about the assets and liabilities at the acquisition date are generally recorded as a purchase price adjustment to goodwill over the measurement period (not longer than 12 months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as incurred and requires the Company to recognize and measure at fair value identifiable assets and liabilities including those arising from contingencies and contingent consideration in a business combination.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current operating lease liability, in the consolidated balance sheets. Finance leases are included in property and equipment, net, other accrued liabilities and other liabilities in the consolidated balance sheets.
ROU assets represent the Company's right to use an underlying asset for the lease term, and the lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term on the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term, with variable lease payments recognized in the periods in which they are incurred.
The Company has lease agreements with lease and non-lease components. For all leases with non-lease components the Company accounts for the lease and non-lease components as a single lease component.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment is carried at cost less accumulated depreciation. Leasehold improvements are amortized on a straight-line basis over the estimated useful life of the asset, or the lease term, whichever is shorter. Software development costs incurred for internal use projects are capitalized and once placed in service, amortized using the straight-line method over the estimated useful life, generally three to 10 years. All other property and equipment is depreciated or amortized on a straight-line basis over the estimated useful lives of three to 10 years.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets include property, equipment, ROU assets and software developed or obtained for internal use. Management reviews the Company’s recorded long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company determines the extent to which an asset may be impaired based upon its expectation of the asset’s future usability, as well as on a reasonable assurance that the future cash flows associated with the asset will be in excess of its carrying amount. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between fair value and the carrying value of the asset.
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the net assets acquired. Goodwill is tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Results of the annual qualitative test performed as of February 1, 2026, indicated that the fair value of each of the reporting units exceeded its carrying value and no indicators of impairment were identified. As a result, no impairment charge was recognized. As of April 30, 2026 and 2025, there were no indicators of potential impairment with respect to the Company's goodwill that would require further testing for impairment.
Intangible assets primarily consist of customer lists, non-compete agreements, proprietary databases and IP. Intangible assets are recorded at their estimated fair value at the date of acquisition and are amortized in a pattern in which the asset is consumed if that pattern can be reliably determined, or using the straight-line method over their estimated useful lives, which range from one to 24 years. For intangible assets subject to amortization, an impairment loss is recognized if the carrying amount of the intangible assets is not recoverable and exceeds fair value. The carrying amount of the intangible assets is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from use of the asset. The Company reviewed its intangible assets and did not identify any indicators of impairment as of April 30, 2026, 2025 and 2024.

Compensation and Benefits Expense
Compensation and Benefits Expense
Compensation and benefits expense in the accompanying consolidated statements of income consist of compensation and benefits paid to consultants (employees who originate business), executive officers and administrative and support personnel. The most significant portions of this expense are salaries and the amounts paid under the annual performance-related bonus plan to employees. The portion of the expense applicable to salaries is comprised of amounts earned by employees during a reporting period. The portion of the expenses applicable to annual performance-related bonuses refers to the Company’s annual employee performance-related bonus with respect to a fiscal year, the amount of which is communicated and paid to each eligible employee following the completion of the fiscal year.
At the end of each fiscal year, annual performance-related bonuses take into account final individual consultant productivity (including referred work), Company/solution results, including profitability, the achievement of strategic objectives, the results of individual performance appraisals, competitive forces and the current and future economic conditions. Accordingly, each quarter the Company reevaluates the assumptions used to estimate annual performance-related bonus liability and adjusts the carrying amount of the liability recorded on the consolidated balance sheet and reports any changes in the estimate in current operations.
Because annual performance-based bonuses are communicated and paid only after the Company reports its full fiscal year results, actual performance-based bonus payments may differ from the prior year’s estimate. Such changes in the bonus estimate historically have not been significant.Other expenses included in compensation and benefits expense are due to changes in deferred compensation and pension plan liabilities, changes in cash surrender value (“CSV”) of company-owned life insurance (“COLI”) contracts, amortization of stock-based compensation awards, commissions, payroll taxes and employee insurance benefits. Unearned compensation on the consolidated balance sheets includes long-term retention awards that are generally amortized over four-to-five years.
Deferred Compensation and Pension Plans
Deferred Compensation and Pension Plans
The Company estimates the present value of the future benefits payable under the deferred compensation and pension plans as of the estimated payment commencement date. The Company also estimates the remaining number of years a participant will be employed by the Company. Then, each year during the period of estimated employment, the Company accrues a liability and recognizes expense for a portion of the future benefit using the unit credit cost method for the Senior Executive Incentive Plan (“SEIP”), Wealth Accumulation Plan (“WAP”), Enhanced Wealth Accumulation Plan (“EWAP”) and Worldwide Executive Benefit Plan (“WEB”) and the pension plan acquired under Hay Group, while the medical and life insurance plan and Long Term Performance Unit Plan (“LTPU Plan”) uses the projected unit credit cost method. The amounts charged to operations are made up of service and interest costs and the expected return on plan assets. Actuarial gains and losses are initially recorded in accumulated other comprehensive loss. The actuarial gains/losses included in accumulated other comprehensive loss are amortized to the consolidated statements of income, if at the beginning of the year, the amount exceeds 10% of the greater of the projected benefit obligation and market-related plan assets. The amortization included in periodic benefit cost is divided by the average remaining service of inactive plan participants, or the period for which benefits will be paid, if shorter. The expected return on plan assets takes into account the current fair value of plan assets and reflects the Company’s estimate for trust asset returns given the current asset allocation and any expected changes to the asset allocation and current and future market conditions.
In calculating the accrual for future benefit payments, management has made assumptions regarding employee turnover, participant vesting, violation of non-competition provisions and the discount rate. Management periodically reevaluates all assumptions. If assumptions change in future reporting periods, the changes may impact the measurement and recognition of benefit liabilities and related compensation expense.

Executive Capital Accumulation Plan
Executive Capital Accumulation Plan
The Company, under the ECAP, makes discretionary contributions and such contributions may be granted to key employees annually based on the employee’s performance. Certain key management may also receive Company contributions upon commencement of employment. The Company amortizes these contributions on a straight-line basis as they vest, generally over a five-year period. The amounts that are expected to be paid to employees over the next 12 months are classified as a current liability included in compensation and benefits payable in the accompanying consolidated balance sheets.
The ECAP is accounted for whereby the changes in the fair value of the vested amounts owed to the participants are adjusted with a corresponding charge (or credit) to compensation and benefits costs
Cash Surrender Value of Life Insurance
Cash Surrender Value of Life Insurance
The Company purchased COLI policies or contracts insuring the lives of certain employees eligible to participate in certain of the deferred compensation and pension plans as a means of funding benefits under such plans. The Company purchased both fixed and variable life insurance contracts and does not purchase “split-dollar” life insurance policy contracts. The CSV of these COLI contracts are carried at the amounts that would be realized if the contract were surrendered at the balance sheet date, net of the outstanding loans from the insurer. The Company has the intention and ability to continue to hold these COLI policies and contracts. Additionally, the loans secured by the policies do not have any scheduled payment terms and the Company also does not intend to repay the loans outstanding on these policies until death benefits under the policy have been realized. Accordingly, the investment in COLI is classified as long-term in the accompanying consolidated balance sheets.
The change in the CSV of COLI contracts, net of insurance premiums paid and gains realized, is reported net in compensation and benefits expense. If the issuing insurance companies were to become insolvent, 45% of the net CSV would be subject to credit risk as the Company would be considered a general creditor. Management, together with its outside advisors, routinely monitors the claims paying abilities of these insurance companies.
Restructuring Charges, Net
Restructuring Charges, Net
The Company accounts for its restructuring charges as a liability when the obligations are incurred and records such charges at fair value. Changes in the estimates of the restructuring charges are recorded in the period the change is determined.

Earnings Per Share
Earnings Per Share
The Company treats unvested share-based payment awards that have non-forfeitable rights to dividends prior to vesting as a separate class of securities in calculating earnings per share. The Company has granted and expects to continue to grant to certain employees under its restricted stock agreements, grants that contain non-forfeitable rights to dividends. Such grants are considered participating securities. Therefore, the Company is required to apply the two-class method in calculating earnings per share. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. The dilutive effect of participating securities is calculated using the more dilutive of the treasury method or the two-class method.
Basic earnings per common share was computed using the two-class method by dividing basic net earnings attributable to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per common share was computed using the two-class method by dividing diluted net earnings attributable to common stockholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding options or other contracts to issue common stock as if they were exercised or converted. Financial instruments that are not in the form of common stock, but when converted into common stock increase earnings per share, are anti-dilutive and are not included in the computation of diluted earnings per share.

Stock-Based Compensation
Stock-Based Compensation
The Company has employee compensation plans under which various types of stock-based instruments are granted. These instruments principally include restricted stock units, restricted stock and an Employee Stock Purchase Plan (“ESPP”). The Company recognizes compensation expense related to restricted stock units, restricted stock and the estimated fair value of stock purchases under the ESPP on a straight-line basis over the service period for the entire award.
Translation of Foreign Currencies
Translation of Foreign Currencies
Generally, financial results of the Company’s foreign subsidiaries are measured in their local currencies. Assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet date, while revenue and expenses are translated using the daily exchange rates during the fiscal year. Resulting translation adjustments are recorded as a component of accumulated other comprehensive loss, net. Gains and losses from foreign currency transactions are included in general and administrative expenses in the period incurred.
Income Taxes
Income Taxes
There are two components of income tax expense: current and deferred. Current income tax expense (benefit) approximates taxes to be paid or refunded for the current period. Deferred income tax expense (benefit) results from changes in deferred tax assets and liabilities between periods. These gross deferred tax assets and liabilities represent decreases or increases in taxes expected to be paid in the future because of future reversals of temporary differences in the basis of assets and liabilities as measured by tax laws and their basis as reported in the consolidated financial statements. Deferred tax assets are also recognized for tax attributes such as net operating loss carryforwards and tax credit carryforwards. Deferred tax assets and deferred tax liabilities are presented net on the consolidated balance sheets by tax jurisdiction. Valuation allowances are then recorded to reduce deferred tax assets to the amounts management concludes are more likely than not to be realized.
Income tax benefits are recognized and measured based upon a two-step model: (1) a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized and (2) the benefit is measured as the largest dollar amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Company records income tax-related interest and penalties within income tax expense.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, investments, foreign currency forward contracts, receivables due from clients and net CSV due from insurance companies, which are discussed above. Cash equivalents include investments in money market securities and may include commercial papers and U.S. Treasury and Agency securities, while investments include mutual funds, commercial papers, corporate notes/bonds and U.S. Treasury and Agency securities. Investments are diversified throughout many industries and geographic regions. The Company maintains its cash and cash equivalents in bank accounts that exceed federally insured FDIC limits. The Company has not experienced any losses in such accounts. The Company conducts periodic reviews of its customers’ financial condition and customer payment practices to minimize collection risk on accounts receivable. As of April 30, 2026 and 2025, the Company had no other significant credit concentrations.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred, except for certain sponsorship arrangements which are capitalized and amortized over the period in which the related economic benefits are expected to be realized. Advertising costs to be expensed within one year are included in prepaid expenses and other assets, while advertising costs anticipated to be expensed beyond one year are included in investments and other assets in the accompanying consolidated balance sheets. Included in general and administrative expenses in the Company's consolidated statements of income were advertising expense of $31.5 million, $25.9 million and $23.9 million in fiscal 2026, 2025 and 2024, respectively.

Recently Adopted Accounting Standards and Recent Accounting Standards - Not Yet Adopted
Recently Adopted Accounting Standards
In December 2023, the Financial Accounting Standards Board (“FASB”) issued an amendment to the accounting standard update for income taxes disclosures (“ASU 2023-09”). The new amendment provides improvements to annual income tax disclosures by requiring specific categories in the rate reconciliation and disaggregated information for income taxes paid. The amendment is effective for annual periods beginning after December 15, 2024, and can be applied on a prospective or retrospective basis. The Company adopted this guidance on a prospective basis in fiscal 2026 and it did not have a material impact on the consolidated financial statements.
Recent Accounting Standards - Not Yet Adopted
In November 2024, the FASB issued an accounting update that requires public companies to disclose, in the notes to financial statements, specified information about certain costs and expenses at each interim and annual reporting period. This update is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company will adopt this guidance in fiscal 2028 and in the interim periods beginning in fiscal 2029. The adoption of this guidance is not anticipated to have a material impact on the consolidated financial statements.
In July 2025, the FASB issued an amendment to the accounting update for measurement of credit losses for accounts receivable and contract assets. The amendment provides an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The amendment will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which the financial statements have not yet been issued or made available for issuance. The Company will adopt this guidance in the interim periods beginning in fiscal 2027. The adoption of this guidance is not anticipated to have a material impact on the consolidated financial statements.
In September 2025, the FASB issued an amendment to the accounting update for internal-use software. The new amendment removes all references to prescriptive and sequential software development stages and requires the Company to start capitalizing software costs when 1) management has authorized and committed to funding the software project and 2) it is probable that the project will be completed and the software will be used to perform the function intended. The amendment is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact of this accounting guidance on the consolidated financial statements.